Schedule of Loans Payable (Details) - USD ($)		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total loans payable		$ 90,304	$ 649,047	$ 567,154
Current portion of loans payable		(49,989)	(630,534)	(549,424)
Long-term portion of loans payable		40,315	18,513	17,730
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]	11,810	107,167	184,235
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]		39,069	309,806
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[2]	14,730	25,642
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[3]			25,625
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[4]		3,534	41,533
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[5]		473,635
Unsecured loan seven [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[6]	63,764
Non-interest bearing loans [member]
IfrsStatementLineItems [Line Items]
Total loans payable				$ 5,955

[1]	Loans bearing interest, accrue at 10% and 12% per annum are all unsecured.
[2]	On November 15, 2021, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺350,000 (or approximately US$25,600). The loan matures on November 15, 2024 and bears interest at 19.44% per annum. Principal and accrued interest are paid monthly. During the nine months ended September 30, 2022, the Company made $4,426 (2021 -$nil) in principal payments and $2,944 (2021 - $nil) in interest payments.
[3]	On August 2, 2019, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺300,000 (or approximately US$53,600). The loan matured on August 2, 2022 and bore interest at 20.5% per annum. Principal and accrued interest were paid monthly. On November 11, 2021, the loan was fully repaid. During the nine months ended September 30, 2022, the Company made $nil (2021 - $8,673) in principal payments and $nil (2021 - $2,754) in interest payments.

[4]	On February 4, 2020, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺500,000 (or approximately US$83,500). The loan matured on February 4, 2022 and bears interest at 13.25% per annum. Principal and accrued interest are paid monthly. During the nine months ended September 30, 2022, the Company made $3,005 (2021 - $21,607) in principal payments and $47 (2021 - $2,409) in interest payments. As at September 30 30, 2022, the loan has been fully repaid.
[5]	On March 4, 2021, the Company received $500,000 from a third party (the “Lender”) repayable in one year from the date of disbursement. The amount is subject to an interest at a rate of 15% per annum. The Company granted 1,000,000 common share purchase warrants to the lender in conjunction with the loan. The warrants expire in two years and have an exercise price of $0.16 per warrant. The fair value of the share purchase warrants has been accounted as a debt issuance cost and offset against the loan and will be recognized as financing cost over the term of the loan. The fair value of the warrants was determined to be $152,750 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 229%, risk-free interest rate - 0.08% and an expected remaining life – 2.00 years. During the nine months ended September 30, 2022, the Company recognized $26,365 (2021 – $87,884) as financing cost and accrued interest of $18,082 (2021 - $43,151). As at September 30, 2022, the loan has been fully repaid.
[6]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024 and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the nine months ended September 30, 2022, the Company made $20,183 in principal payments and $13,169 in interest payments.